Short-term Investments - Schedule of Short-term investments (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Short-Term Investments [Abstract]
Aggregate cost	$ 10,000,000	$ 25,547,079
Gross unrealized gain	282,329	241,225
Aggregate fair value	$ 10,282,329	$ 25,788,304